Schedule of intangible assets (Details) $ in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)	Sep. 30, 2024 CAD ($)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	$ 7,270		$ 7,270		$ 12,036		$ 15,117	$ 16,259
Accumulated Amortization	(3,455)		(3,455)		(3,450)		(1,825)	(4,661)
Impairment loss	(2,690)		(2,690)		(1,600)	$ (2,141)
Net carrying amount	1,124		1,124		7,001			11,598
Impairment Loss								(2,141)
Net Carrying Amount	1,124		1,124		7,001		13,292	9,457
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	242		242		288		380	389
Accumulated Amortization	(212)		(212)		(238)		(287)	(321)
Impairment loss
Net carrying amount	30		30		50
Impairment Loss
Net Carrying Amount							93	68
Internet Domain Names [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2		2		2
Accumulated Amortization	(1)		(1)		(1)
Impairment loss
Net carrying amount	1		1		1
Customer Lists [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	6,107		6,107		10,816		13,478	14,611
Accumulated Amortization	(2,993)		(2,993)		(3,021)		(1,390)	(4,081)
Impairment loss			(2,690)		(1,585)
Net carrying amount	424		424		6,210
Impairment Loss								(2,141)
Net Carrying Amount							12,088	8,389
Charter License [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	918		918		930
Accumulated Amortization	(249)		(249)		(190)
Impairment loss
Net carrying amount	$ 669		$ 669		$ 740
Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount							3	3
Accumulated Amortization							(2)	(2)
Impairment Loss
Net Carrying Amount							1	1
Licensing Agreements [Member]
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount							1,256	1,256
Accumulated Amortization							(146)	(257)
Impairment Loss
Net Carrying Amount							$ 1,110	$ 999